Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 5,233,932	R$ 4,706,325
Current [member]
IfrsStatementLineItems [Line Items]
Total	2,723,975	2,244,754
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	627,986	489,709
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	271,476	248,128
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	181,639	165,306
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Total	127,421	150,941
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Total	290,610	281,530
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	57,289	58,702
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	953,536	1,067,255
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,509,957	R$ 2,461,571